Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 119,231	$ 102,545	$ 92,755
Cost of revenue	60,639	39,476	38,253
Gross profit	58,592	63,069	54,502
Operating expenses
Sales and marketing expense	62,333	29,023	24,423
General and administrative expense	44,694	14,291	16,938
Research and development expense	52,562	20,160	16,607
Total operating expenses	159,589	63,474	57,968
Loss from operations	(100,997)	(405)	(3,466)
Interest expense, net	3,732	3,890	3,320
Change in the fair value of warrant liability	(1,242)	0	0
Other expense (income), net	(459)	154	(22)
Total other expense, net	2,031	4,044	3,298
Pre-tax loss	(103,028)	(4,449)	(6,764)
Provision for income taxes	166	196	149
Net loss	(103,194)	(4,645)	(6,913)
Comprehensive loss
Net loss	(103,194)	(4,645)	(6,913)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(94)	12	(48)
Unrealized loss on marketable securities	(177)	0	0
Other comprehensive (loss) income, net of tax	(271)	12	(48)
Comprehensive loss	$ (103,465)	$ (4,633)	$ (6,961)
Net loss per share—basic (in dollars per share)	$ (1.29)	$ (0.07)	$ (0.10)
Net loss per share—diluted (in dollars per share)	$ (1.29)	$ (0.07)	$ (0.10)
Weighted average shares outstanding—basic (in shares)	79,964,000	66,637,000	66,637,000
Weighted average shares outstanding—diluted (in shares)	79,964,000	66,637,000	66,637,000